Share-based compensation - Schedule of Share-based Compensation Reserve (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized	$ 13,398	$ 13,951
Incentive Plan 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Tax expense from share-based payment transactions with employees	(512)	0
2019 Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized	13,910	13,951
2019 Equity Incentive Plan | Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase in reserve of share-based payments	10,515	12,692
2019 Equity Incentive Plan | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase in reserve of share-based payments	3,395	$ 1,259
Expense recognized	$ 3,395